RELATED PARTY TRANSACTIONS - Services provided by related parties (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
RELATED PARTY TRANSACTIONS
Services provided by related parties	¥ 1,076,002	¥ 499,953	¥ 108,390
Tencent | Online marketing services
RELATED PARTY TRANSACTIONS
Services provided by related parties	193,866	38,943	0
Yuanjing Mingde | Rental and property management services
RELATED PARTY TRANSACTIONS
Services provided by related parties	30,609	8,753	850
IFM | Referral services
RELATED PARTY TRANSACTIONS
Services provided by related parties	10,672	8,656	2,776
Ziroom
RELATED PARTY TRANSACTIONS
Services provided by related parties	7,942	1,025	482
Brokerage firms | Referral services
RELATED PARTY TRANSACTIONS
Services provided by related parties	831,591	426,233	101,312
Others.
RELATED PARTY TRANSACTIONS
Services provided by related parties	¥ 1,322	¥ 16,343	¥ 2,970